LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
LOANS RECEIVABLE, NET
Schedule of loans receivable

	December 31,	December 31,
	2017	2018
	RMB	RMB
Loans receivable	1,204,713	837,328
Less allowance for loan losses	(12,406)	(25,895)
Loans receivable, net	1,192,307	811,433

Schedule of aging of loans

	0-30 days	31-60 days	61-90 days	over 90 days	Total amount
	past due	past due	past due	past due	past due	Current	Total loans
December 31, 2017 (RMB)	9,739	1,765	1,171	981	13,656	1,191,057	1,204,713
December 31, 2018 (RMB)	6,584	3,101	3,670	14,888	28,243	809,085	837,328

Schedule of movement of allowance for loan losses

	Period from
	July 25 to	Year ended,	Year ended,
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	—	—	12,406
Provision for loan losses	—	12,406	44,474
Write-off	—	—	(30,985)
Balance at end of year	—	12,406	25,895

Schedule of nonaccrual loan principal

	December 31,	December 31,
	2017	2018
	RMB	RMB
Nonaccrual loan principal	981	14,888
Less allowance for loan losses	(958)	(14,726)
Nonaccrual loans, net	23	162